Stock-Based Compensation (Details Narrative) - $ / shares			3 Months Ended	12 Months Ended
	Feb. 16, 2018	Feb. 09, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2018
Number of stock options granted			175,000	2,900,000
Stock options exercise price			$ 0.12	$ 0.10
Director [Member]
Number of stock options granted		100,000
Stock options exercise price		$ 0.60
Stock options exercisable term		10 years
Two Consultants [Member]
Number of stock options granted	75,000
Stock options exercise price	$ 0.60
Stock options exercisable term	10 years
2017 Equity Incentive Plan [Member]
Number of options available for grant				3,000,000
Number of stock options granted			3,075,000	2,900,000
Stock options unissued			825,000	100,000
2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of options available for grant						3,900,000